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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-08743
Invesco Van Kampen Senior Income Trust*

(Exact name of registrant as specified in charter)
11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Address of principal executive offices)   (Zip code)
Colin Meadows 11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 7/31
Date of reporting period: 4/30/10

*	On June 1, 2010, Invesco completed its acquisition of Van Kampen Investments and Morgan Stanley’s retail assets management business. This Trust was included in that acquisition and as of that date, became Invesco Van Kampen Senior Income Trust. Please visit www.invesco.com/transaction for more information or call Invesco’s Client Services team at 800-959-4246.

Item 1. Schedule of Investments.
Van Kampen Senior Income Trust
Portfolio of Investments — April 30, 2010 (Unaudited)

Principal
Amount
(000)	Borrower	Coupon	Stated Maturity*	Value

	Variable Rate Senior Loan Interests 149.0%
	Aerospace/Defense 3.6%
$1,959	Apptis, Inc. Term Loan	3.540%	12/20/12	$1,924,451
2,103	Atlantic Marine Services Term Loan	4.563	03/22/14	2,055,219
985	Booz Allen Hamilton, Inc. Term Loan B	7.500	07/31/15	991,538
3,172	Booz Allen Hamilton, Inc. Term Loan C	6.000	07/31/15	3,185,356
1,785	IAP Worldwide Services, Inc. Second Lien Term Loan (b)	11.500	06/28/13	1,579,836
6,023	IAP Worldwide Services, Inc. Term Loan (b)	9.250	12/30/12	5,751,615
4,382	ILC Industries, Inc. First Lien Term Loan	2.273	02/24/12	4,356,388
2,316	Primus International, Inc. Incremental Term Loan	2.870	06/07/12	2,246,429
410	TASC, Inc. Term Loan A	5.500	12/18/14	410,807
4,218	TASC, Inc. Term Loan B	5.750	12/18/15	4,238,597
4,535	Vangent, Inc. Term Loan B	2.510	02/14/13	4,421,196
625	Wesco Aircraft Hardware Corp. Second Lien Term Loan	6.030	03/28/14	608,594

				31,770,026

	Automotive 5.5%
1,617	Acument Global Technologies, Inc. Term Loan (b)	14.000	08/11/13	1,572,920
2,000	Dana Corp. Term Loan B	4.530	01/30/15	1,986,250
7,401	Federal-Mogul Corp. Term Loan B	2.190	12/29/14	6,784,286
3,523	Federal-Mogul Corp. Term Loan C	2.200	12/28/15	3,229,307
14,993	Ford Motor Co. Term Loan	3.280	12/16/13	14,502,915

Van Kampen Senior Income Trust
Portfolio of Investments — April 30, 2010 (Unaudited) continued

Principal
Amount
(000)	Borrower	Coupon	Stated Maturity*	Value

	Automotive (continued)
$6,548	Metokote Corp. Term Loan Refinance	9.000%	11/27/11	$5,975,256
3,573	Oshkosh Truck Corp. Term Loan B	6.260	12/06/13	3,596,953
611	Performance Transportation Services, Inc. Letter of Credit (c)(d)(e)	3.250	01/26/12	168,159
420	Performance Transportation Services, Inc. Term Loan (c)(d)(e)	7.500	01/26/12	115,473
4,718	Polypore, Inc. Incremental Term Loan	2.530	07/03/14	4,612,075
3,578	Sensata Technologies, Inc. Term Loan	2.080	04/26/13	3,461,433
1,636	TRW Automotive, Inc. Term Loan A2	5.010	05/30/15	1,643,718

				47,648,745

	Banking 0.1%
162	Dollar Financial Corp. CAD Term Loan	7.000	10/30/12	157,558
119	Dollar Financial Corp. Delayed Draw Term Loan	7.000	10/30/12	115,852
384	Dollar Financial Corp. Term Loan (United Kingdom)	7.000	10/30/12	372,757

				646,167

	Beverage, Food & Tobacco 8.0%
5,163	Acosta, Inc. Term Loan B	2.530	07/28/13	5,103,157
7,297	Coleman Natural Foods, LLC First Lien Term Loan (b)	6.930	08/22/12	6,749,388
3,985	DCI Cheese Co. Term Loan	3.540	04/15/12	3,486,496
2,041	Dole Food Co., Inc. Credit Link Deposit	7.879	08/30/10	2,065,580

Van Kampen Senior Income Trust
Portfolio of Investments — April 30, 2010 (Unaudited) continued

Principal
Amount
(000)	Borrower	Coupon	Stated Maturity*	Value

	Beverage, Food & Tobacco (continued)
$2,487	Dole Food Co., Inc. Term Loan B	5.040%	03/02/17	$2,516,593
6,176	Dole Food Co., Inc. Term Loan C	5.010	03/02/17	6,250,588
10,096	DS Waters of America, Inc. Term Loan B	2.509	10/27/12	9,944,631
4,950	DSW Holdings, Inc. Term Loan	4.259	03/02/12	4,885,031
8,032	Farley’s & Sathers Candy Co., Inc. First Lien Term Loan	7.020	06/15/11	7,951,774
1,200	Farley’s & Sathers Candy Co., Inc. Second Lien Term Loan	11.250	01/02/12	1,164,000
2,925	FSB Holdings, Inc. Second Lien Term Loan	6.063	03/29/14	2,749,500
2,506	FSB Holdings, Inc. Term Loan B	2.610	09/29/13	2,459,035
1,936	Michael Foods, Inc. Term Loan B	6.500	05/01/14	1,951,844
5,694	Pinnacle Foods Finance LLC Term Loan B	2.999	04/02/14	5,557,321
1,529	Pinnacle Foods Finance LLC Term Loan C	7.500	04/02/14	1,542,945
1,739	Wm. Wrigley Jr. Co. Term Loan B1	3.063	12/17/12	1,751,641
3,827	Wm. Wrigley Jr. Co. Term Loan B2	3.313	10/06/14	3,855,708

				69,985,232

	Broadcasting — Cable 9.0%
5,728	Cequel Communications, LLC New Term Loan	2.292	11/05/13	5,634,432
19,085	Charter Communications Operating, LLC Extended Term Loan	3.550	09/06/16	18,277,833

Van Kampen Senior Income Trust
Portfolio of Investments — April 30, 2010 (Unaudited) continued

Principal
Amount
(000)	Borrower	Coupon	Stated Maturity*	Value

	Broadcasting — Cable (continued)
$2,228	Charter Communications Operating, LLC Replacement Term Loan (e)	2.300%	03/06/14	$2,118,026
4,000	Charter Communications Operating, LLC Third Lien Term Loan (e)	2.752	09/06/14	3,723,332
2,806	CSC Holdings, Inc. Extended Term Loan A3	1.004	03/31/15	2,781,856
7,941	CSC Holdings, Inc. Incremental B-2 Term Loan	2.004	03/29/16	7,953,459
4,356	Discovery Communications Holdings, LLC Term Loan C	5.250	05/14/14	4,400,240
1,926	Knology Inc. Extended Term Loan	3.792	06/30/14	1,912,271
3,860	MCC Iowa, LLC Term Loan D-2	2.010	01/31/15	3,722,200
1,583	MCC Iowa, LLC Term Loan E	4.500	10/23/17	1,584,720
1,496	MCC Iowa, LLC Term Loan F	4.500	10/23/17	1,497,542
2,322	Mediacom Illinois, LLC Term Loan C	2.010	01/31/15	2,232,991
2,118	Mediacom Illinois, LLC Term Loan D	5.500	03/31/17	2,132,072
7,990	RCN Corp. Term Loan B	2.563	05/25/14	7,958,612
7,645	UPC Financing Partnership Term Loan T (Netherlands)	3.930	12/30/16	7,562,556
4,878	TWCC Holding Corp. Replacement Term Loan	5.000	09/14/15	4,931,334

				78,423,476

Van Kampen Senior Income Trust
Portfolio of Investments — April 30, 2010 (Unaudited) continued

Principal
Amount
(000)	Borrower	Coupon	Stated Maturity*	Value

	Broadcasting — Diversified 1.3%
$1,350	Alpha Topco, Ltd. Second Lien Term Loan (United Kingdom)	3.822%	06/30/14	$1,231,261
4,117	Alpha Topco, Ltd. Term Loan B1 (United Kingdom)	2.447	12/31/13	3,879,384
2,781	Alpha Topco, Ltd. Term Loan B2 (United Kingdom)	2.447	12/31/13	2,620,414
4,161	Cumulus Media, Inc. Term Loan B	4.259	06/11/14	3,835,536

				11,566,595

	Broadcasting — Radio 2.2%
6,799	CMP KC LLC Term Loan (a)(d)	6.250	05/03/11	2,073,621
13,857	CMP Susquehanna Corp. Term Loan	2.313	05/05/13	11,844,469
1,728	LBI Media, Inc. Term Loan	1.773	03/31/12	1,599,120
2,475	Multicultural Radio Broadcasting, Inc. Second Lien Term Loan	6.000	06/18/13	1,670,625
2,011	Multicultural Radio Broadcasting, Inc. Term Loan	3.000	12/18/12	1,656,728

				18,844,563

	Broadcasting — Television 3.5%
939	Barrington Broadcasting, LLC Term Loan	4.500	08/12/13	882,336
2,625	FoxCo Acquisition Sub, LLC Term Loan	7.500	07/14/15	2,614,860
954	High Plains Broadcasting Operating Co. LLC Term Loan	9.000	09/14/16	934,806
3,630	Newport Television, LLC Term Loan B	9.000	09/14/16	3,557,832

Van Kampen Senior Income Trust
Portfolio of Investments — April 30, 2010 (Unaudited) continued

Principal
Amount
(000)	Borrower	Coupon	Stated Maturity*	Value

	Broadcasting — Television (continued)
$3,632	Sunshine Acquisition, Ltd. Term Loan	5.499%	06/01/12	$3,470,761
21,053	Univision Communications, Inc. Initial Term Loan	2.540	09/29/14	19,232,108

				30,692,703

	Buildings & Real Estate 2.3%
1,305	CB Richard Ellis Services, Inc. Term Loan B	6.000	12/20/13	1,306,494
998	CB Richard Ellis Services, Inc. Term Loan B-1	6.500	12/21/15	1,000,685
2,300	CB Richard Ellis Services, Inc. Term Loan B-1A	7.000	12/21/15	2,305,750
2,500	El Ad IDB Las Vegas, LLC Term Loan A1	3.001	08/09/12	1,500,000
10,106	Ginn LA CS Borrower First Lien Term Loan (d)	6.196	06/08/11	732,664
4,714	Ginn LA CS Borrower First Lien Credit Linked A (d)	7.750	06/08/11	341,786
6,000	Ginn LA CS Borrower Second Lien Term Loan (a)(d)	10.196	06/08/12	10,002
2,200	Kyle Acquisition Group, LLC Term Loan B (d)(g)	5.750	07/20/09	220,000
3,000	Kyle Acquisition Group, LLC Term Loan C (d)	4.000	07/20/11	300,000
1,000	Lake At Las Vegas Joint Venture, LLC DIP Term Loan (b)(e)	9.773	07/15/10	300,000
12	Lake At Las Vegas Joint Venture, LLC Mezzanine Term Loan (b)(d)(e)	20.000	10/01/10	199
6,810	Lake At Las Vegas Joint Venture, LLC New Term Loan (b)(d)(e)	14.333	06/20/12	109,253

Van Kampen Senior Income Trust
Portfolio of Investments — April 30, 2010 (Unaudited) continued

Principal
Amount
(000)	Borrower	Coupon	Stated Maturity*	Value

	Buildings & Real Estate (continued)
$602	Lake At Las Vegas Joint Venture, LLC Revolving Credit Agreement (b)(d)(e)	14.350%	06/20/12	$9,655
1,207	NLV Holdings, LLC First Lien Term Loan (b)(d)(e)(g)	5.750	03/31/10	328,995
2,456	NLV Holdings, LLC Second Lien Term Loan (b)(d)(e)	5.250	05/09/12	181,158
1,414	Realogy Corp. Letter of Credit	3.375	10/10/13	1,285,598
5,254	Realogy Corp. Term Loan	3.292	10/10/13	4,775,077
1,908	South Edge, LLC Term Loan A (d)(g)	5.250	10/31/08	891,994
2,000	South Edge, LLC Term Loan C (d) (g)	5.500	10/31/09	910,000
540	Standard Pacific Corp. Term Loan	2.000	05/05/13	497,700
497	Tamarack Resorts, LLC Term Loan (d)(g)	20.250	07/02/09	397,521
2,400	Tamarack Resorts, LLC Credit Lined Note A (d)	8.051	05/19/11	36,000
3,546	Tamarack Resorts, LLC Term Loan B (d)	7.500	05/19/11	53,190
797	WCI Communities, Inc. First Lien Term Loan	10.070	09/03/14	795,906
1,190	WCI Communities, Inc. PIK Term Loan (b)	10.000	09/02/16	1,154,207
2,866	Yellowstone Mountain Club, LLC First Lien Term Loan (a)(d)	4.625	09/30/10	0
1,010	Yellowstone Mountain Club, LLC Term Loan Note	6.000	07/16/14	1,000,010

				20,443,844

	Business Equipment & Services 4.7%
6,800	Affinion Group, Inc. Term Loan B	5.000	10/10/16	6,766,000

Van Kampen Senior Income Trust
Portfolio of Investments — April 30, 2010 (Unaudited) continued

Principal
Amount
(000)	Borrower	Coupon	Stated Maturity*	Value

	Business Equipment & Services (continued)
$3,587	First American Payment Systems, LP Term Loan	3.313%	10/06/13	$3,369,068
2,135	GSI Holdings, LLC Term Loan	3.260	08/01/14	1,996,528
532	InfoUSA, Inc. Additional Term Loan B	2.050	02/14/12	529,867
837	InfoUSA, Inc. Term Loan B	2.050	02/14/12	834,540
5,036	KAR Holdings, Inc. Term Loan B	3.030	10/18/13	4,949,190
5,242	NCO Financial Systems Term Loan B	6.910	05/15/13	5,184,821
12,314	Nielsen Finance, LLC Class A Term Loan	2.251	08/09/13	12,031,536
175	RGIS Holdings, LLC Delayed Draw Term Loan	2.790	04/30/14	165,963
3,499	RGIS Holdings, LLC Term Loan B	2.790	04/30/14	3,319,252
171	Sedgwick CMS Holdings, Inc. Term Loan B	2.523	01/31/13	169,219
1,938	SMG Holdings, Inc. Term Loan B	3.330	07/27/14	1,821,722

				41,137,706

	Chemicals, Plastics & Rubber 8.8%
2,400	Brenntag Holdings GmbH and Co. Second Lien Term Loan (Germany)	6.473	07/07/15	2,408,400
1,323	Celanese Holdings, LLC Dollar Term Loan	2.042	04/02/14	1,299,047
2,883	Cristal Inorganic Chemicals US, Inc. First Lien Term Loan	2.540	05/15/14	2,720,702
3,740	Hexion Specialty Chemicals, Inc. Extended Term Loan C1	4.063	05/05/15	3,610,413
1,657	Hexion Specialty Chemicals, Inc. Extended Term Loan C2	4.063	05/05/15	1,599,254

Van Kampen Senior Income Trust
Portfolio of Investments — April 30, 2010 (Unaudited) continued

Principal
Amount
(000)	Borrower	Coupon	Stated Maturity*	Value

	Chemicals, Plastics & Rubber (continued)
$2,495	Hexion Specialty Chemicals, Inc. Extended Term Loan C5	4.063%	05/05/15	$2,370,182
3,782	Huntsman International, LLC New Term Loan	2.060	04/21/14	3,649,685
4,347	Huntsman International, LLC Term Loan C	2.520	06/30/16	4,215,817
6,651	Kraton Polymers, LLC Term Loan	2.313	05/13/13	6,416,688
529	Lyondell Chemical Co. DIP Term Loan (f) (g)	5.796	04/06/10	546,216
3,014	Lyondell Chemical Co. Exit Term Loan	5.500	04/08/16	3,014,442
3,255	Lyondell Chemical Co. DIP Term Loan Roll Up (g)	6.560	04/06/10	3,456,450
14,668	Lyondell Chemical Co. CAM Exchange Term Loan (e)	3.748	12/22/14	13,311,241
72	Lyondell Chemical Co. CAM Exchange US Primary Revolving Credit Agreement (e) (f)	7.000	12/20/13	65,301
1,180	Nalco Co. Add on Term Loan	2.023	05/13/16	1,176,004
4,733	Nalco Co. Term Loan	6.500	05/13/16	4,779,380
2,477	Nusil Technology LLC New Term Loan B	6.000	02/18/15	2,501,778
5,927	PQ Corp. Term Loan B	3.570	07/30/14	5,478,566
1,580	Rockwood Specialties Group, Inc. Term Loan E	4.500	07/30/12	1,582,609
2,029	Rockwood Specialties Group, Inc. Term Loan H	6.000	05/15/14	2,046,514
5,330	Solutia, Inc. Term Loan B	4.750	03/17/17	5,373,393
5,105	Univar Inc. Term Loan	3.273	10/10/14	5,024,384

				76,646,466

Van Kampen Senior Income Trust
Portfolio of Investments — April 30, 2010 (Unaudited) continued

Principal
Amount
(000)	Borrower	Coupon	Stated Maturity*	Value

	Construction Material 1.3%
$976	Axia Acquisition Corp. Second Lien Term Loan A	3.390%	03/11/16	$951,441
1,918	Axia Acquisition Corp. Second Lien Term Loan B	3.390	03/12/16	1,793,155
1,712	Building Materials Holding Corp. Second Lien Term Loan (b)	8.000	01/04/15	1,369,307
2,825	Contech Construction Products, Inc. Term Loan	2.260	01/31/13	2,585,291
4,303	Custom Building Products, Inc. Term Loan B	5.750	03/19/15	4,310,651

				11,009,845

	Containers, Packaging & Glass 4.6%
4,241	Anchor Glass Container Corp. First Lien Term Loan	6.000	03/02/16	4,233,091
1,425	Anchor Glass Container Corp. Second Lien Term Loan	10.000	09/02/16	1,417,875
3,400	Berlin Packaging, LLC Term Loan	3.283	08/17/14	3,085,255
3,817	Berry Plastics Group, Inc. Term Loan C	2.257	04/03/15	3,575,769
110	Graham Packaging Co., L.P. New Term Loan B	2.500	10/07/11	108,998
6,481	Graham Packaging Co., L.P. Term Loan C	6.750	04/05/14	6,544,040
1,198	Graphic Packaging International, Inc. Term Loan B	2.300	05/16/14	1,182,300
6,018	Kranson Industries, Inc. Term Loan B	2.620	07/31/13	5,967,509
5,489	Packaging Dynamics Operating Co. Term Loan	2.328	06/09/13	4,981,370
2,022	Pertus Sechzehnte GmbH Term Loan B2 (Germany)	2.649	06/13/15	1,720,799

Van Kampen Senior Income Trust
Portfolio of Investments — April 30, 2010 (Unaudited) continued

Principal
Amount
(000)	Borrower	Coupon	Stated Maturity*	Value

	Containers, Packaging & Glass (continued)
$2,022	Pertus Sechzehnte GmbH Term Loan C2 (Germany)	2.899%	06/13/16	$1,720,800
4,770	Reynolds Group Holdings Inc. Dollar Term Loan	6.250	05/05/16	4,801,005
825	Tegrant Holding Corp. Second Lien Term Loan	5.800	03/08/15	585,750

				39,924,561

	Diversified Manufacturing 0.9%
342	Arnold Magnectic Technologies Corp. Term Loan A (a)	9.000	03/07/11	289,282
519	Arnold Magnectic Technologies Corp. Term Loan B (a)	9.000	03/06/12	438,709
346	Arnold Magnectic Technologies Corp. Term Loan C (a)	9.000	03/06/12	292,628
809	Arnold Magnectic Technologies Corp. Term Loan D (a)	9.000	03/06/12	683,847
586	MW Industries, Inc. Acquisition Term Loan (a)	7.500	11/01/13	557,562
4,576	MW Industries, Inc. Term Loan (a)	7.500	11/01/13	4,353,863
404	Mueller Water Products, Inc. Term Loan A	5.290	05/24/12	404,836
1,130	Mueller Water Products, Inc. Term Loan B	5.328	05/23/14	1,134,488

				8,155,215

	Durable Consumer Products 0.2%
1,710	Brown Jordan International, Inc. Term Loan	4.260	04/30/12	1,565,010

	Ecological 1.0%
1,471	Energy Solutions, LLC Synthetic A Deposit	4.020	06/07/13	1,452,951

Van Kampen Senior Income Trust
Portfolio of Investments — April 30, 2010 (Unaudited) continued

Principal
Amount
(000)	Borrower	Coupon	Stated Maturity*	Value

	Ecological (continued)
$161	Energy Solutions, LLC Synthetic Letter of Credit	4.020%	06/07/13	$158,870
2,257	Energy Solutions, LLC Term Loan	4.030	06/07/13	2,229,284
1,083	Energy Solutions, LLC Term Loan B	4.030	06/07/13	1,069,555
2,199	Environmental Systems Products Holdings Second Lien Term Loan (a)	13.500	09/12/14	2,199,225
1,100	Synagro Technologies, Inc. Second Lien Term Loan	5.010	10/02/14	895,584
1,023	Synagro Technologies, Inc. Term Loan B	2.260	04/02/14	932,361

				8,937,830

	Education & Child Care 3.5%
1,280	Bright Horizons Family Solutions, Inc. Revolving Credit Agreement (f)	1.270	05/28/14	1,203,200
2,435	Bright Horizons Family Solutions, Inc. Term Loan B	7.500	05/28/15	2,448,158
11,793	Cengage Learning Holdings II, LP Term Loan	2.790	07/03/14	10,575,493
992	Cengage Learning Holdings II, LP Incremental Term Loan 1	7.500	07/03/14	1,003,589
250	Educate, Inc. Second Lien Term Loan	5.550	06/16/14	220,937
3,334	Education Management, LLC Term Loan C	2.063	06/03/13	3,268,762

Van Kampen Senior Income Trust
Portfolio of Investments — April 30, 2010 (Unaudited) continued

Principal
Amount
(000)	Borrower	Coupon	Stated Maturity*	Value

	Education & Child Care (continued)
$12,188	Nelson Education, Ltd., Term Loan (Canada)	2.790%	07/05/14	$11,334,375

				30,054,514

	Electronics 4.5%
913	Aeroflex, Inc. Term Loan B-1	3.500	08/15/14	896,431
5,159	Dealer Computer Services, Inc. Term Loan B	5.250	04/21/17	5,159,178
2,263	Edwards, Ltd. First Lien Term Loan (Cayman Islands)	2.252	05/31/14	2,102,720
2,067	Edwards, Ltd. Second Lien Term Loan (Cayman Islands) (b)	6.002	11/30/14	1,761,873
2,166	Infor Enterprise Solutions Holdings, Inc. Extended Delayed Draw Term Loan	6.030	07/28/15	2,100,945
4,151	Infor Enterprise Solutions Holdings, Inc. Extended Initial Term Loan	6.030	07/28/15	4,032,001
4,419	Kronos, Inc. Initial Term Loan	2.290	06/11/14	4,266,095
701	Matinvest 2 SAS Term Loan B2 (France)	3.749	06/23/14	639,203
701	Matinvest 2 SAS Term Loan C2 (France)	3.999	06/22/15	638,996
6,240	Open Solutions, Inc. Term Loan B	2.445	01/23/14	5,639,432
1,273	Sungard Data Systems, Inc. Incremental Term Loan	6.750	02/28/14	1,279,952
1,265	Sungard Data Systems, Inc. Term Loan A	2.001	02/28/14	1,225,391

Van Kampen Senior Income Trust
Portfolio of Investments — April 30, 2010 (Unaudited) continued

Principal
Amount
(000)	Borrower	Coupon	Stated Maturity*	Value

	Electronics (continued)
$7,309	Sungard Data Systems, Inc. Term Loan B	3.880%	02/26/16	$7,279,950
2,214	Verint Systems, Inc. Term Loan B	3.540	05/25/14	2,132,775

				39,154,942

	Entertainment & Leisure 5.4%
3,881	Bombardier Recreational Products, Inc., Term Loan (Canada)	3.250	06/28/13	3,446,075
3,118	Cedar Fair, LP Term Loan B Extended	4.291	02/17/14	3,094,843
626	Cedar Fair, LP Term Loan	2.270	02/17/12	621,620
2,000	Cedar Fair, LP Term Loan B Extended	4.273	08/30/14	2,000,000
2,354	Fender Musical Instruments Corp. Delayed Draw Term Loan	2.500	06/09/14	2,095,490
4,661	Fender Musical Instruments Corp. Term Loan B	2.550	06/09/14	4,148,324
2,288	Gibson Guitar Corp. Term Loan	7.250	12/29/13	2,033,698
6,000	Hicks Sports Group LLC Term Loan (d)	6.750	12/22/10	5,415,000
4,786	Metro-Goldwyn-Mayer Studios, Inc. Revolving Credit Agreement (d) (g)	20.410	04/08/10	2,177,653
14,269	Metro-Goldwyn-Mayer Studios Inc. Term Loan B (d)	20.500	04/09/12	6,625,955
4,771	Mets, LP Term Loan C	2.263	07/25/10	4,604,428
2,020	Playcore Holdings, Inc. Term Loan B	2.820	02/21/14	1,949,205
3,206	Ticketmaster Entertainment, Inc. Delayed Draw Term Loan B	7.000	07/25/14	3,238,775

Van Kampen Senior Income Trust
Portfolio of Investments — April 30, 2010 (Unaudited) continued

Principal
Amount
(000)	Borrower	Coupon	Stated Maturity*	Value

	Entertainment & Leisure (continued)
$3,474	True Temper Sports, Inc. Term Loan (a)	13.000%	10/14/13	$3,473,842
1,995	Universal City Development Partners, Ltd. New Term Loan B	5.500	11/06/14	2,008,700

				46,933,608

	Farming & Agriculture 0.6%
3,677	WM. Bolthouse Farms, Inc. New First Lien Term Loan	5.500	02/11/16	3,706,151
1,773	WM. Bolthouse Farms, Inc. New Second Lien Term Loan	9.500	08/11/16	1,789,901

				5,496,052

	Finance 8.7%
3,091	American General Finance Corp. Term Loan B	7.250	04/21/15	3,100,182
176	Fidelity National Information Solutions, Inc. Term Loan C	4.506	01/18/12	177,862
9,197	First Data Corp. Term Loan B1	3.014	09/24/14	8,291,673
13,432	First Data Corp. Term Loan B2	3.030	09/24/14	12,089,971
8,424	First Data Corp. Term Loan B3	3.032	09/24/14	7,585,167
4,331	Grosvenor Capital Management Holdings, LLP Term Loan B	2.250	12/05/13	3,984,644
5,531	iPayment, Inc. Term Loan	2.280	05/10/13	5,307,862
6,851	LPL Holdings, Inc. Term Loan D	2.040	06/28/13	6,683,630
2,402	Metavante Corp. Term Loan B	3.500	11/01/14	2,421,976
2,575	National Processing Co. Group, Inc. Second Lien Term Loan	10.750	09/29/14	2,353,980
5,683	National Processing Co. Group, Inc. Term Loan B	7.000	09/29/13	5,653,496
5,740	Nuveen Investments, Inc. Term Loan	3.320	11/13/14	5,263,520

Van Kampen Senior Income Trust
Portfolio of Investments — April 30, 2010 (Unaudited) continued

Principal
Amount
(000)	Borrower	Coupon	Stated Maturity*	Value

	Finance (continued)
$4,273	Oxford Acquisition III, Ltd., U.S. Term Loan (United Kingdom)	2.063%	05/12/14	$3,984,836
2,523	RJO Holdings Corp. Second Lien Term Loan (b)	9.010	07/13/15	264,915
4,785	RJO Holdings Corp. Term Loan B (b)	5.260	07/12/14	3,238,177
3,269	Transfirst Holdings, Inc. Second Lien Term Loan (b)	7.040	06/15/15	2,765,023
2,917	Transfirst Holdings, Inc. Term Loan B	3.040	06/15/14	2,764,331

				75,931,245

	Grocery 0.8%
7,159	Roundy’s Supermarkets, Inc. Extended Term Loan	5.810	11/03/13	7,225,715

	Health & Beauty 1.0%
1,840	American Safety Razor Co. First Lien Term Loan	6.750	07/31/13	1,708,541
2,845	American Safety Razor Co. Second Lien Term Loan	10.500	01/30/14	1,683,388
1,566	Marietta Intermediate Holdings Corp. Term Loan B (b)	8.250	02/19/15	1,440,429
4,094	Philosophy, Inc. Term Loan B	2.030	03/16/14	3,832,598

				8,664,956

	Healthcare 15.6%
1,907	American Medical Systems, Inc. Term Loan	2.500	07/20/12	1,877,911
3,710	Capella Healthcare, Inc. First Lien Term Loan	5.750	03/02/15	3,709,882
3,829	Catalent Pharma Solutions, Inc. Dollar Term Loan	2.513	04/10/14	3,652,265

Van Kampen Senior Income Trust
Portfolio of Investments — April 30, 2010 (Unaudited) continued

Principal
Amount
(000)	Borrower	Coupon	Stated Maturity*	Value

	Healthcare (continued)
$1,132	Community Health Systems, Inc. Delayed Draw Term Loan	2.502%	07/25/14	$1,101,655
22,595	Community Health Systems, Inc. Term Loan	2.502	07/25/14	21,995,102
5,208	DSI Renal, Inc. Term Loan (b)	9.000	03/31/13	5,117,097
4,099	Fresenius SE, Term Loan C1 (Germany)	4.500	09/10/14	4,148,744
2,474	Fresenius SE, Term Loan C2 (Germany)	4.500	09/10/14	2,504,387
428	Genoa Healthcare Group, LLC Term Loan B	5.500	08/10/12	417,361
12,932	HCA, Inc. Extended Term Loan B2	3.540	03/31/17	12,864,260
1,098	HCA, Inc. Term Loan A	1.790	11/16/12	1,066,814
5,392	HCA, Inc. Term Loan B	2.540	11/18/13	5,254,381
4,281	HCR Healthcare, LLC Term Loan B	2.773	12/22/14	4,217,148
10,484	Health Management Associates, Inc. Term Loan B	2.040	02/28/14	10,172,296
672	HealthSouth Corp. Extended Term Loan B	4.010	09/10/15	672,605
817	HealthSouth Corp. Term Loan B	2.510	03/11/13	803,779
6,076	IMS Health Inc. Term Loan B	5.250	02/26/16	6,123,125
10,698	Inverness Medical Innovations, Inc. First Lien Term Loan	2.270	06/26/14	10,529,015
4,060	Multiplan, Inc. Incremental Term Loan	6.000	04/12/13	4,071,371
4,321	Multiplan, Inc. Term Loan B	3.563	04/12/13	4,256,025
4,531	Multiplan, Inc. Term Loan C	3.563	04/12/13	4,463,451
5,312	Rehabcare Group, Inc. Term Loan B	6.000	11/24/15	5,345,688

Van Kampen Senior Income Trust
Portfolio of Investments — April 30, 2010 (Unaudited) continued

Principal
Amount
(000)	Borrower	Coupon	Stated Maturity*	Value

	Healthcare (continued)
$1,865	Select Medical Corp. Term Loan B	2.251%	02/24/12	$1,808,943
2,264	Skilled Healthcare Group, Inc. Term Loan B (f)	5.250	04/08/16	2,269,716
402	Sun Healthcare Group, Inc. Synthetic Letter of Credit	2.290	04/21/14	388,218
1,796	Sun Healthcare Group, Inc. Term Loan B	2.350	04/21/14	1,733,153
10,185	Surgical Care Affiliates, LLC Term Loan	2.290	12/29/14	9,828,783
822	United Surgical Partners, International Inc. Delayed Draw Term Loan	2.270	04/21/14	798,525
4,991	United Surgical Partners, International Inc. Term Loan B	2.290	04/19/14	4,847,527

				136,039,227

	Home & Office Furnishings, Housewares & Durable Consumer Products 0.8%
1,000	Hunter Fan Co. Second Lien Term Loan	7.000	10/16/14	622,500
167	Hunter Fan Co. Revolving Credit Agreement (f)	1.840	04/16/13	141,667
1,107	Hunter Fan Co. Term Loan	2.760	04/16/14	1,009,336
2,577	Mattress Holdings Corp. Term Loan B	2.690	01/18/14	2,141,298
3,423	National Bedding Co. LLC Second Lien Term Loan	5.313	02/28/14	3,183,753

				7,098,554

	Hotels, Motels, Inns & Gaming 7.0%
1,250	BLB Worldwide Holdings, Inc. Second Lien Term Loan (d)	6.500	07/18/12	75,000

Van Kampen Senior Income Trust
Portfolio of Investments — April 30, 2010 (Unaudited) continued

Principal
Amount
(000)	Borrower	Coupon	Stated Maturity*	Value

	Hotels, Motels, Inns & Gaming (continued)
$6,381	BLB Worldwide Holdings, Inc. Term Loan B (b)	4.750%	07/18/11	$4,583,742
500	Cannery Casino Resorts, LLC Second Lien Term Loan	4.509	05/16/14	422,500
2,494	Cannery Casino Resorts, LLC Delayed Draw Term Loan	4.501	05/20/13	2,330,748
589	Cannery Casino Resorts, LLC Revolving Credit Agreement (f)	2.780	05/18/12	503,284
3,017	Cannery Casino Resorts, LLC Term Loan B	4.509	05/18/13	2,818,843
3,223	CCM Merger, Inc. Term Loan B	8.500	07/13/12	3,197,966
1,981	Golden Nugget, Inc. New Delayed Draw Term Loan (b)	3.270	06/30/14	1,548,706
3,481	Golden Nugget, Inc. Term Loan B (b)	3.280	06/30/14	2,720,756
36	Greektown Casino, LLC Incremental Term Loan B (b)(d)(e)	7.000	12/03/12	38,924
248	Greektown Casino, LLC Term Loan B (b)(d)(e)	7.000	12/03/12	270,574
499	Harrah’s Operating Co., Inc. Incremental Term Loan B4	9.500	10/31/16	518,804
11,469	Harrah’s Operating Co., Inc. Term Loan B1	3.316	01/28/15	10,108,692
6,351	Harrah’s Operating Co., Inc. Term Loan B3	3.320	01/28/15	5,581,639
802	Isle Of Capri Casinos, Inc. New Delayed Draw Term Loan A	5.000	11/25/13	785,459
912	Isle Of Capri Casinos, Inc. New Delayed Draw Term Loan B	5.000	11/25/13	893,074
2,280	Isle Of Capri Casinos, Inc. New Term Loan B	5.000	11/25/13	2,232,684

Van Kampen Senior Income Trust
Portfolio of Investments — April 30, 2010 (Unaudited) continued

Principal
Amount
(000)	Borrower	Coupon	Stated Maturity*	Value

	Hotels, Motels, Inns & Gaming (continued)
$2,461	Las Vegas Sands, LLC/Venetian Casino Delayed Draw Term Loan	2.050%	05/23/14	$2,330,620
7,521	Las Vegas Sands, LLC/Venetian Casino Term Loan B	2.050	05/23/14	7,123,424
1,222	Magnolia Hill, LLC Delayed Draw Term Loan	3.516	10/30/13	1,100,168
3,479	Magnolia Hill, LLC Term Loan	3.530	10/30/13	3,131,248
2,529	MGM Mirage Class D Term Loan	6.000	10/03/11	2,489,090
176	Venetian Macau, Ltd. Delayed Draw Term Loan B	4.800	05/25/12	173,512
3,409	Venetian Macau, Ltd. New Project Term Loan	4.800	05/27/13	3,361,833
2,302	Venetian Macau, Ltd. Term Loan B	4.800	05/27/13	2,273,325

				60,614,615

	Insurance 3.5%
3,884	Alliant Holdings I, Inc. Term Loan B	3.290	08/21/14	3,723,388
7,007	AmWins Group, Inc. First Lien Term Loan	2.770	06/08/13	6,574,450
595	Applied Systems, Inc. Term Loan	2.773	09/26/13	570,842
2,335	Audatex North America, Inc. Term Loan C	2.063	05/16/14	2,300,880
2,324	Conseco, Inc. New Term Loan	7.500	10/10/13	2,268,551
825	HMSC Corp. Second Lien Term Loan	5.838	10/03/14	554,812
3,897	Mitchell International, Inc. Second Lien Term Loan	5.563	03/30/15	3,321,923
4,991	USI Holdings Corp. Term Loan	3.050	05/05/14	4,660,334

Van Kampen Senior Income Trust
Portfolio of Investments — April 30, 2010 (Unaudited) continued

Principal
Amount
(000)	Borrower	Coupon	Stated Maturity*	Value

	Insurance (continued)
$1,450	Vertafore, Inc. Second Lien Term Loan	6.252%	01/31/13	$1,363,000
5,324	Vertafore, Inc. Term Loan B2	5.500	07/31/14	5,177,363

				30,515,543

	Machinery 1.8%
3,912	Baldor Electric Co. Term Loan B	5.250	01/31/14	3,938,893
3,250	Bucyrus International, Inc. Term Loan	4.500	02/19/16	3,276,104
4,815	Goodman Global, Inc. Term Loan B	6.250	02/13/14	4,838,126
1,500	Manitowoc Co., Inc. Term Loan B	4.813	11/06/14	1,505,894
2,918	Mold-Masters Luxembourg Holdings, SA Mold Masters Term Loan	3.875	10/11/14	2,407,395

				15,966,412

	Medical Products & Services 2.2%
6,680	Biomet, Inc. Term Loan B	3.280	03/25/15	6,598,586
7,643	Carestream Health, Inc. First Lien Term Loan	2.273	04/30/13	7,453,073
4,842	DJO Finance, LLC New Term Loan B	3.273	05/20/14	4,723,058
407	Orthofix Holdings, Inc. Term Loan	6.750	09/22/13	406,764

				19,181,481

	Mining, Steel, Iron & Non-Precious Metals 0.0%
404	John Maneely Co. Term Loan	3.550	12/09/13	389,122

	Natural Resources 0.8%
1,000	Dresser, Inc. Second Lien Term Loan	6.000	05/04/15	973,000
5,000	Dresser, Inc. Term Loan	2.500	05/04/14	4,877,330

Van Kampen Senior Income Trust
Portfolio of Investments — April 30, 2010 (Unaudited) continued

Principal
Amount
(000)	Borrower	Coupon	Stated Maturity*	Value

	Natural Resources (continued)
$1,458	Targa Resources, Inc. New Term Loan	6.000%	07/05/16	$1,465,184

				7,315,514

	Non-Durable Consumer Products 3.1%
3,732	Amscan Holdings, Inc. New Term Loan	2.534	05/25/13	3,591,579
5,246	Huish Detergents, Inc. Term Loan B	2.030	04/26/14	5,140,955
397	KIK Custom Products, Inc. Canadian Term Loan	2.570	06/02/14	348,538
2,314	KIK Custom Products, Inc. First Lien Term Loan	2.570	06/02/14	2,033,141
4,000	KIK Custom Products, Inc. Second Lien Term Loan	5.316	11/30/14	2,640,000
9,369	Spectrum Brands, Inc. Dollar Term Loan	8.000	06/29/12	9,371,066
479	Spectrum Brands, Inc. Letter of Credit	8.000	06/29/12	478,769
3,236	Yankee Candle Co., Inc. Term Loan B	2.280	02/06/14	3,182,612

				26,786,660

	Paper & Forest Products 1.2%
2,400	Ainsworth Lumber Co., Ltd. Term Loan	5.313	06/26/14	2,208,000
995	Georgia Pacific Corp. New Term Loan B	2.270	12/21/12	990,362
638	Georgia Pacific Corp. New Term Loan C	3.530	12/23/14	640,131
1,736	Tidi Products, LLC Term Loan A (a)	3.250	12/29/11	1,704,297

Van Kampen Senior Income Trust
Portfolio of Investments — April 30, 2010 (Unaudited) continued

Principal
Amount
(000)	Borrower	Coupon	Stated Maturity*	Value

	Paper & Forest Products (continued)
$413	Tidi Products, LLC Term Loan B (a)	4.754%	06/29/12	$404,869
414	Verso Paper Holding, LLC Term Loan (b)	6.570	02/01/13	345,470
125	White Birch Paper Co. DIP Delayed Draw Term Loan (Canada) (f)	4.770	12/01/10	124,763
1,296	White Birch Paper Co. DIP Term Loan B (Canada)	12.000	12/01/10	1,296,970
5,886	White Birch Paper Co. First Lien Term Loan (Canada) (b)(d)	7.000	05/08/14	2,377,776

				10,092,638

	Pharmaceuticals 2.4%
6,933	Mylan Laboratories, Inc. Term Loan B	3.563	10/02/14	6,935,375
125	Nyco Holdings 2 ApS Term Loan A (Denmark)	1.790	12/29/13	117,333
2,228	Nyco Holdings 2 ApS Term Loan B2 (Denmark)	2.540	12/29/14	2,095,472
2,228	Nyco Holdings 2 ApS Term Loan C2 (Denmark)	3.290	12/29/15	2,095,472
639	Nyco Holdings 3 ApS Facility A2 (Denmark)	1.790	12/29/13	601,246
20	Nyco Holdings 3 ApS Facility A3 (Denmark)	1.790	12/29/13	18,894
13	Nyco Holdings 3 ApS Facility A4 (Denmark)	1.790	12/29/13	12,035
90	Nyco Holdings 3 ApS Facility A5 (Denmark)	1.790	12/29/13	85,101
1,545	Warner Chilcott, LLC Incremental Term Loan	5.750	04/30/15	1,549,598
2,964	Warner Chilcott, LLC Term Loan A	5.500	10/30/14	2,972,274

Van Kampen Senior Income Trust
Portfolio of Investments — April 30, 2010 (Unaudited) continued

Principal
Amount
(000)	Borrower	Coupon	Stated Maturity*	Value

	Pharmaceuticals (continued)
$1,517	Warner Chilcott, LLC Term Loan B1	5.750%	04/30/15	$1,521,630
2,526	Warner Chilcott, LLC Term Loan B2	5.750	04/30/15	2,533,790

				20,538,220

	Printing & Publishing 4.8%
789	Affiliated Media New Term Loan	8.250	03/19/14	743,382
4,018	Cygnus Business Media, Inc. Term Loan (h)	9.750	06/30/13	3,977,858
1,787	Dex Media West, LLC New Term Loan	7.500	10/24/14	1,703,217
5,000	Endurance Business Media, Inc. Second Lien Term Loan (a)(d)	11.250	01/26/14	0
6,260	Endurance Business Media, Inc. Term Loan (d)	4.750	07/26/13	1,564,993
1,650	F&W Publications, Inc. Second Lien Term Loan (d)	6.500	02/05/13	24,750
9,973	F&W Publications, Inc. Term Loan B (d)	6.500	08/05/12	5,235,927
2,896	GateHouse Media, Inc. Delayed Draw Term Loan	2.260	08/28/14	1,433,430
4,514	GateHouse Media, Inc. Term Loan B	2.280	08/28/14	2,234,193
1,000	Knowledgepoint360 Group, LLC Second Lien Term Loan	7.250	04/13/15	610,000
581	Knowledgepoint360 Group, LLC First Lien Term Loan	3.500	04/14/14	435,398
1,670	MC Communications, LLC Term Loan (b)	6.750	12/31/12	1,002,251
3,271	Merrill Communications, LLC Second Lien Term Loan (b)	14.754	11/15/13	2,780,651
5,338	Network Communications, Inc. Term Loan	2.420	11/30/12	3,709,615

Van Kampen Senior Income Trust
Portfolio of Investments — April 30, 2010 (Unaudited) continued

Principal
Amount
(000)	Borrower	Coupon	Stated Maturity*	Value

	Printing & Publishing (continued)
$453	Proquest CSA, LLC Term Loan	2.780%	02/09/14	$429,533
493	SuperMedia, Inc. Exit Term Loan	11.000	12/31/15	463,004
26,984	Tribune Co. Bridge Loan (d)(e)	8.250	12/20/15	640,868
8,662	Tribune Co. Term Loan B (d)(e)	5.250	06/04/14	5,827,997
2,330	West Corp., Term Loan Term Loan B2	2.640	10/24/13	2,277,562
6,231	Yell Group PLC New Term Loan B1 (United Kingdom)	4.023	07/31/14	5,195,220
1,690	Yell Group PLC New Term Loan A3 (United Kingdom)	3.773	04/30/14	1,413,509

				41,703,358

	Restaurants & Food Service 2.5%
4,272	Advantage Sales & Marketing, Inc. Term Loan	2.260	03/29/13	4,272,059
344	Aramark Corp. Extended Letter of Credit	3.542	07/26/16	342,018
5,224	Aramark Corp. Extended Term Loan B	3.540	07/26/16	5,200,603
193	Aramark Corp. Synthetic Letter of Credit	2.167	01/27/14	190,131
2,900	Aramark Corp. Term Loan	2.165	01/27/14	2,853,850
2,721	Center Cut Hospitality, Inc. Term Loan	9.250	07/06/14	2,584,691
3,969	NPC International, Inc. Term Loan B	2.050	05/03/13	3,859,972
358	Volume Services America, Inc. Revolving Credit Agreement (f)	4.310	12/31/12	358,140
2,500	Volume Services America, Inc. Term Loan	9.250	12/31/12	2,499,927

				22,161,391

Van Kampen Senior Income Trust
Portfolio of Investments — April 30, 2010 (Unaudited) continued

Principal
Amount
(000)	Borrower	Coupon	Stated Maturity*	Value

	Retail — Oil & Gas 1.0%
$931	The Pantry, Inc. Delayed Draw Term Loan B	2.030%	05/15/14	$896,387
3,232	The Pantry, Inc. Term Loan B	2.030	05/15/14	3,113,345
4,323	Pilot Travel Centers LLC Term Loan B (l)	—	04/30/16	4,361,177

				8,370,909

	Retail — Stores 3.5%
2,000	CDW Corp. Term Loan	4.338	10/10/14	1,871,072
6,186	Dollar General Corp. Term Loan B-1	3.060	07/07/14	6,107,914
7,402	General Nutrition Centers, Inc. Term Loan B	2.540	09/16/13	7,209,748
3,699	Guitar Center, Inc. Term Loan B	3.770	10/09/14	3,462,555
6,032	Rite Aid Corp. Term Loan 3	6.000	06/04/14	5,969,343
2,970	Sally Holdings, Inc. Term Loan B	2.520	11/15/13	2,939,660
3,129	Savers, Inc. Term Loan B	5.750	03/11/16	3,148,655

				30,708,947

	Telecommunications — Equipment & Services 0.5%
4,887	Avaya, Inc. Term Loan	3.002	10/24/14	4,487,993

	Telecommunications — Local Exchange Carriers 1.5%
3,084	Global Tel*Link Corp. Term Loan B (f)	6.000	03/02/16	3,091,345
1,820	Intelsat Corp. Term Loan B-2-A	2.792	01/03/14	1,788,138
1,820	Intelsat Corp. Term Loan B-2-B	2.792	01/03/14	1,787,589
1,820	Intelsat Corp. Term Loan B-2-C	2.792	01/03/14	1,787,590
819	Orius Corp., LLC Term Loan A (a)(c)(d)(e)(g)	6.750	01/23/09	13,185
607	Orius Corp., LLC Term Loan B1 (a)(c)(d)(e)(g)	7.250	01/23/10	9,769

Van Kampen Senior Income Trust
Portfolio of Investments — April 30, 2010 (Unaudited) continued

Principal
Amount
(000)	Borrower	Coupon	Stated Maturity*	Value

	Telecommunications — Local Exchange Carriers (continued)
$5,094	Sorenson Communications, Inc. Term Loan C	6.000%	08/16/13	$4,996,680

				13,474,296

	Telecommunications — Long Distance 0.7%
1,417	Level 3 Communications, Inc. Add on Term Loan	11.500	03/13/14	1,552,135
4,600	Level 3 Communications, Inc. Term Loan A	2.548	03/13/14	4,316,815

				5,868,950

	Telecommunications — Wireless 2.2%
6,738	Asurion Corp. First Lien Term Loan	3.250	07/03/14	6,670,839
3,618	CommScope, Inc. Term Loan B	2.790	12/26/14	3,607,798
736	MetroPCS Wireless, Inc. Term Loan B	2.520	11/04/13	720,628
7,782	NTELOS, Inc. Term Loan B	5.750	08/07/15	7,835,083

				18,834,348

	Textiles & Leather 1.9%
3,022	Gold Toe Investment Corp. First Lien Term Loan B	8.500	10/30/13	2,939,252
2,750	Gold Toe Investment Corp. Second Lien Term Loan	11.750	04/30/14	2,365,000
3,906	HanesBrands, Inc. New Term Loan	5.250	12/10/15	3,954,694
4,850	Levi Strauss & Co. Term Loan	2.513	03/27/14	4,668,086
2,850	Varsity Brands, Inc. Term Loan B	3.063	02/22/14	2,550,866

				16,477,898

Van Kampen Senior Income Trust
Portfolio of Investments — April 30, 2010 (Unaudited) continued

Principal
Amount
(000)	Borrower	Coupon	Stated Maturity*	Value

	Transportation — Cargo 0.2%
$927	Cardinal Logistics Management, Inc. First Lien Term Loan (b)	12.500%	09/23/13	$741,697
908	JHCI Acquisitions, Inc. First Lien Term Loan	2.780	06/19/14	834,173

				1,575,870

	Transportation — Personal 0.2%
1,981	Avis Budget Car Rental, LLC New Term Loan	5.750	04/19/14	1,981,158

	Utilities 10.1%
1,585	Bicent Power, LLC First Lien Term Loan B	2.300	06/30/14	1,499,614
4,842	BRSP, LLC Term Loan B	7.500	06/04/14	4,853,891
25,770	Calpine Corp. First Priority Term Loan	3.165	03/29/14	24,893,879
5,500	Firstlight Power Resources, Inc. Second Lien Term Loan	4.813	05/01/14	5,060,000
534	Firstlight Power Resources, Inc. Synthetic Letter of Credit	2.813	11/01/13	518,998
5,159	Firstlight Power Resources, Inc. Term Loan B	2.813	11/01/13	5,016,926
2,567	Longview Power, LLC Delayed Draw Term Loan	2.563	02/28/14	2,337,805
733	Longview Power, LLC Synthetic Letter of Credit	2.563	02/28/14	667,944
2,200	Longview Power, LLC Term Loan B	2.563	02/28/14	2,003,833
187	Mach Gen, LLC Letter of Credit	2.540	02/22/13	174,611
5,203	NRG Energy, Inc. Synthetic Letter of Credit	2.040	12/09/13	5,110,006
7,889	NRG Energy, Inc. Term Loan	2.000	12/09/13	7,748,836
254	NSG Holdings, LLC Letter of Credit	1.757	06/15/14	246,786

Van Kampen Senior Income Trust
Portfolio of Investments — April 30, 2010 (Unaudited) continued

Principal
Amount
(000)	Borrower	Coupon	Stated Maturity*	Value

	Utilities (continued)
$1,241	NSG Holdings, LLC Term Loan	1.757%	06/15/14	$1,203,445
4,516	Primary Energy Operations, LLC New Term Loan	6.500	10/23/14	4,448,359
7,463	Texas Competitive Electric Holdings Co., LLC Delayed Draw Term Loan	3.750	10/10/14	6,063,751
5,691	Texas Competitive Electric Holdings Co., LLC Term Loan B2	3.750	10/10/14	4,680,813
1,975	Texas Competitive Electric Holdings Co., LLC Term Loan B3	3.752	10/10/14	1,614,029
4,700	TPF Generation Holdings, LLC Second Lien Term Loan C	4.540	12/15/14	4,362,775
828	TPF Generation Holdings, LLC Synthetic Letter of Credit	2.290	12/13/13	804,772
260	TPF Generation Holdings, LLC Synthetic Revolving Credit Agreement	2.290	12/15/11	252,279
2,091	TPF Generation Holdings, LLC Term Loan B	2.290	12/15/13	2,032,458
2,173	USPF Holdings, LLC Term Loan	2.013	04/11/14	2,158,927

				87,754,737

	Total Variable Rate Senior Loan Interests 149.0%			1,298,796,857

Par
Amount
(000)	Borrower	Coupon	Maturity	Value

	Notes 3.1%
	Chemicals, Plastics & Rubber 0.1%
1,103	Wellman, Inc. (a)(b)	5.000%	01/29/19	$1,103,049

	Construction Material 0.9%
5,063	Builders FirstSource, Inc. (i)	13.000	02/15/16	5,252,863
2,700	Compression Polymers Corp. (i)	7.180	07/01/12	2,605,500

				7,858,363

	Containers, Packaging & Glass 0.2%
1,900	Berry Plastics Group, Inc. (i)	5.053	02/15/15	1,866,750

	Ecological 0.1%
560	Environmental Systems Products Holdings, Inc.	18.000	03/31/15	560,083

Van Kampen Senior Income Trust
Portfolio of Investments — April 30, 2010 (Unaudited) continued

Par
Amount
(000)	Borrower	Coupon	Maturity	Value

	Healthcare 0.8%
$6,167	Apria Healthcare Group Inc.	11.250%	11/01/14	$6,806,458

	Hotels, Motels, Inns & Gaming 0.2%
2,000	Wynn Las Vegas LLC	7.875	05/01/20	2,027,500

	Non-Durable Consumer Products 0.1%
677	Targus Group International, Inc. (a)	10.000	12/15/15	659,903

	Paper & Forest Products 0.2%
1,500	Verso Paper Holding, LLC (i)	3.999	08/01/14	1,372,500

	Telecommunications — Local Exchange Carriers 0.5%
4,500	Qwest Corp. (i)	3.507	06/15/13	4,590,000

	Total Notes 3.1%			26,844,606

Description	Value

Equities 0.9%
Axia Acquisition Holding, Inc. (595 common shares, Acquired 04/21/10, Cost $2,673,763) (h) (j) (k)	$1,491,652
Building Materials Holdings Corp. (923,526 common shares, Acquired 01/11/10, Cost $1,406,020) (j) (k)	738,821
Comdisco Holdings Co., Inc. (7 common shares, Acquired 09/04/08, Cost $68) (j) (k)	64
CTM Media Holdings, Inc. (2,544 common shares, Acquired 09/19/09, Cost $35,444) (k)	6,231
Cumulus Media, Inc. (Warrants for 7,614 common shares, Expiration date 06/29/19, Acquired 01/14/10, Cost $0) (a) (j) (k)	28,247
Cygnus Business Media, Inc. (5,882 common shares, Acquired 09/29/09, Cost $1,251,821) (a) (h) (j) (k)	0
Environmental Systems Products Holdings, Inc. (9,333 common shares, Acquired 09/27/07, Cost $0) (a) (j) (k)	0
Environmental Systems Products Holdings, Inc. (4,275 preferred shares, Acquired 09/27/07, Cost $106,875) (j) (k)	32,686
Euramax International Inc. (4,207 common shares, Acquired 07/09/09, Cost $4,543,100) (j) (k)	757,278
Generation Brands, LLC (4,863 common shares, Acquired 01/26/10, Cost $0) (a) (j) (k)	0
IAP Worldwide Services, Inc. (Warrants for 17,576 common shares, Expiration date 06/11/15, Acquired 06/18/08, Cost $0) (a) (j) (k)	0
IAP Worldwide Services, Inc. (Warrants for 39,841 common shares, Expiration date 06/12/15, Acquired 06/18/08, Cost $0) (a) (j) (k)	0

Van Kampen Senior Income Trust
Portfolio of Investments — April 30, 2010 (Unaudited) continued

Description	Value

Equities (continued)
IDT Corp. (7,632 common shares, Acquired 01/30/04, Cost $0)(k)	$75,633
MC Communications, LLC (333,084 common shares, Acquired 07/02/09, Cost $0) (a) (j) (k)	0
Media News Group, Inc. (46,746 common shares, Acquired 03/29/10, Cost $3,069,828) (k)	747,930
Mega Brands, Inc. (Canada) (553,671 common shares, Acquired 03/31/10, Cost $1,627,958) (k)	288,881
Marietta Intermediate Holdings Corp. (2,023,400 common shares, Acquired 04/22/10, Cost $48,742) (a) (h) (j) (k)	749,063
Marietta Intermediate Holdings Corp. (Warrants for 247,917 common shares, Acquired 03/17/10, Cost $0) (a) (j) (k)	0
Newhall Holding Co., LLC (343,321 common shares, Acquired 08/24/09, Cost $3,096,884) (k)	643,727
Safelite Realty (28,448 common shares, Acquired 10/20/00, Cost $0) (a) (j) (k)	0
SuperMedia, Inc. (2,333 common shares, Acquired 01/07/10, Cost $179,917) (k)	104,752
Targus Group International, Inc. (27,462 common shares, Acquired 12/16/09, Cost $0) (a) (j) (k)	0
True Temper Sports, Inc. (121,429 common shares, Acquired 12/17/09, Cost $4,287,500) (a) (j) (k)	850,003
Vitruvian Exploration, LLC (40,110 common shares, Acquired 10/19/09, Cost $1,717,401) (k)	421,155
WCI Communities, Inc. (6,756 common shares, Acquired 09/23/09, Cost $759,755) (k)	574,260
Wellman, Inc. (1,048 common shares, Acquired 02/12/09 & 06/16/09, Cost $2,941,862) (a) (k)	344,970

Total Equities 0.9%	7,855,353

Total Long-Term Investments 153.0% (Cost $1,497,224,378)	1,333,496,816

Time Deposit 0.3%
State Street Bank & Trust Co. ($2,554,699 par, 0.01% coupon, dated 04/30/10, to be sold on 05/03/10 at $2,554,701) (Cost $2,554,699)	2,554,699

Total Investments 153.3% (Cost $1,499,779,077)	1,336,051,515

Borrowings (29.6%)	(258,000,000)

Preferred Shares (including accrued distributions) (23.0%)	(200,029,326)

Liabilities in Excess of Other Assets (0.7%)	(6,570,784)

Net Assets 100.0%	$871,451,405

Van Kampen Senior Income Trust
Portfolio of Investments — April 30, 2010 (Unaudited) continued

Percentages are calculated as a percentage of net assets.

(a)	Market value is determined in accordance with procedures established in good faith by the Board of Trustees.

(b)	All or a portion of this security is payment-in-kind.

(c)	This borrower is currently in liquidation.

(d)	This Senior Loan interest is non-income producing.

(e)	This borrower has filed for protection in federal bankruptcy court.

(f)	All or a portion of this holding is subject to unfunded loan commitments.

(g)	The borrower is in the process of restructuring or amending the terms of this loan.

(h)	Affiliated Company.

(i)	Variable rate security. Interest rate shown is that in effect at April 30, 2010.

(j)	Restricted security. Securities were acquired through the restructuring of senior loans. These securities are restricted as they are not allowed to be deposited via the Depository Trust Company. If at a later point in time, the company wishes to register, the issuer will bear the costs associated with registration.

(k)	Non-income producing security.

(l)	This floating rate interest will settle after April 30, 2010, at which time the interest rate will be determined.

*	Senior Loans in the Trust’s portfolio generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans in the Trust’s portfolio may occur. As a result, the actual remaining maturity of Senior Loans held in the Trust’s portfolio may be substantially less than the stated maturities shown. Although the Trust is unable to accurately estimate the actual remaining maturity of individual Senior Loans, the Trust estimates that the actual average maturity of the Senior Loans held in its portfolio will be approximately 18-24 months.

**	Senior Loans in which the Trust invests generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (h) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (“LIBOR”), (ii) the prime rate offered by one or more major United States banks or (iii) the certificate of deposit rate. Senior Loans are generally considered to be restricted in that the Trust ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.

Van Kampen Senior Income Trust
Portfolio of Investments — April 30, 2010 (Unaudited) continued
Swap agreements outstanding as of April 30, 2010:
Credit Default Swaps

			Pay/					Credit
			Receive		Notional			Rating of
	Reference	Buy/Sell	Fixed	Expiration	Amount	Upfront		Reference
Counterparty	Entity	Protection	Rate	Date	(000)	Payments	Value	Entity *
Goldman Sachs International	Calpine Corp.	Sell	5.000%	03/20/11	$2,000	$(65,000)	$47,899	B

Goldman Sachs International	Texas Competitive Electric Holdings Co. LLC	Sell	2.850	06/20/10	5,000	0	4,129	B-

Goldman Sachs International	Texas Competitive Electric Holdings Co. LLC	Sell	5.000	06/20/10	3,000	(97,500)	18,689	B-

Goldman Sachs International	Texas Competitive Electric Holdings Co. LLC	Sell	5.000	03/20/12	5,000	(112,500)	(83,546)	B-

Total Credit Default Swaps					$15,000	$(275,000)	$(12,829)

*	Credit rating as issued by Standard and Poor’s (Unaudited).
Security Valuation The Trust’s Senior Loans and notes are valued by the Trust following valuation guidelines established and periodically reviewed by the Trust’s Board of Trustees. Under the valuation guidelines, Senior Loans and notes for which reliable market quotes are readily available are valued at the mean of such bid and ask quotes. Where reliable market quotes are not readily available, Senior Loans and notes are valued, where possible, using independent market indicators provided by independent pricing sources approved by the Board of Trustees. Other Senior Loans and notes are valued by independent pricing sources approved by the Board of Trustees based upon pricing models developed, maintained and operated by those pricing sources or valued by Van Kampen Asset Management (the “Adviser”) by considering a number of factors including consideration of market indicators, transactions in instruments which the Adviser believes may be comparable (including comparable credit quality, interest rate redetermination period and maturity), the credit worthiness of the Borrower, the current interest rate, the period until the next interest rate redetermination and the maturity of such Senior Loans. Consideration of comparable instruments may include commercial paper, negotiable certificates of deposit and short-term variable rate securities which have adjustment periods comparable to the Senior Loans in the Trust’s portfolio. The fair value of Senior Loans are reviewed and approved by the Trust’s Valuation Committee and Board of Trustees.

Van Kampen Senior Income Trust
Portfolio of Investments — April 30, 2010 (Unaudited) continued
     Equity securities are valued on the basis of prices furnished by pricing services or at fair value as determined in good faith by the Adviser under the direction of the Board of Trustees.
     Credit default swaps are valued using quotations obtained from brokers. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Short-term loan participations are valued at cost in the absence of any indication of impairment.
          The Trust adopted the provisions of the FASB Staff Position Paper No. FAS 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No.45 (“FSP FAS 133-1 and FIN 45-4”), effective November 30, 2008. FSP FAS 133-1 and FIN 45-4 requires the seller of credit derivatives to provide additional disclosure about its credit derivatives.
          The Trust may enter into credit default swap contracts, a type of credit derivative, for hedging purposes or to gain exposure to a credit or index of credits in which the Trust may otherwise invest. A credit default swap is an agreement between two parties to exchange the credit risk of an issuer or index of issuers. A buyer of a credit default swap is said to buy protection by paying periodic fees in return for a contingent payment from the seller if the issuer has a credit event such as bankruptcy, a failure to pay outstanding obligations or deteriorating credit while the swap is outstanding. A seller of a credit default swap is said to sell protection and thus collects the periodic fees and profits if the credit of the issuer remains stable or improves while the swap is outstanding. The seller in a credit default swap contract would be required to pay an agreed-upon amount to the buyer in the event of an adverse credit event of the issuer. This agreed-upon amount approximates the notional amount of the swap as disclosed in the table following the Portfolio of Investments and is estimated to be the maximum potential future payment that the seller could be required to make under the credit default swap contract. In the event of an adverse credit event, the seller generally does not have any contractual remedies against the issuer or any other third party. However, if a physical settlement is elected, the seller would receive the defaulted credit and, as a result, become a creditor of the issuer.
          The current credit rating of each individual issuer is listed in the table following the Portfolio of Investments and serves as an indicator of the current status of the payment/performance risk of the credit derivative. Alternatively, for credit default swaps on an index of credits, the quoted market prices and current values serve as an indicator of the current status of the payment/performance risk of the credit derivative. Generally, lower credit ratings and increasing market values, in absolute terms, represent a deterioration of the credit and a greater likelihood of an adverse credit event of the issuer.
          Credit default swaps may involve greater risks than if a Trust had invested in the issuer directly. Credit default swaps are subject to general market risk, counterparty risk and credit risk. Swap agreements are not entered into or traded on exchanges and there is no central clearing or guaranty function for swaps. Therefore, swaps are subject to the risk of default or non-performance by the counterparty. If there is a default by the counterparty to a swap agreement, the Trust will have contractual remedies pursuant to the agreements related to the transaction. Counterparties are required to pledge collateral daily (based on the valuation of each swap) on behalf of the Trust with a value approximately equal to the amount of any unrealized gain. Reciprocally, when the Trust has an unrealized loss on a swap contract, the Trust has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. Cash collateral is disclosed in the table following the Portfolio of Investments. For cash collateral received, the Trust pays a monthly fee to the counterparty based on the effective rate for federal funds.
Fair Value Measurements Financial Accounting Standards Board Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Trust would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Trust’s investments. The inputs are summarized in the three broad levels listed below.

Van Kampen Senior Income Trust
Portfolio of Investments — April 30, 2010 (Unaudited) continued

Level 1 —	quoted prices in active markets for identical investments

Level 2 —	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 —	significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of April 30, 2010 in valuing the Trust’s investments carried at value.

	Level 1	Level 2	Level 3
			Significant
		Other Significant	Unobservable
Investments	Quoted Prices	Observable Inputs	Inputs	Total

Investments in an Asset Position
Variable Rate Senior Loan Interests	$—	$1,284,501,150	$14,295,707	$1,298,796,857
Notes	—	25,081,654	1,762,952	26,844,606
Equities
Broadcasting—Diversified	—	28,247	—	28,247
Buildings & Real Estate	1,217,987	—	—	1,217,987
Chemicals, Plastics, and Rubber	—	—	344,970	344,970
Construction Material	2,230,473	—	—	2,230,473
Diversified Manufacturing	757,278	—	—	757,278
Ecological	—	32,686	—	32,686
Entertainment & Leisure	—	—	850,003	850,003
Finance	64	—	—	64
Health & Beauty	—	749,063	—	749,063
Natural Resources	421,155	—	—	421,155
Non-Durable Consumer Products	288,881	—	—	288,881
Printing & Publishing	852,682	—	—	852,682
Telecommunications—Local Exchange Carriers	81,864	—	—	81,864
Time Deposit	—	2,554,699	—	2,554,699
Credit Default Swaps	—	70,717	—	70,717
Unfunded Commitments	—	49,827	—	49,827

Total Investments in an Asset Position	$5,850,384	$1,313,068,043	$17,253,632	$1,336,172,059

Investments in a Liability Position
Credit Default Swaps	$—	$(83,546)	$—	$(83,546)
Unfunded Commitments	—	(5,216,513)	—	(5,216,513)

Total Investments in a Liability Position	$—	$(5,300,059)	$—	$(5,300,059)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Investments in Loans and Securities
			Equities
	Variable Rate		Chemicals,			Hotels,
	Senior Loan		Plastics &	Diversified	Entertainment &	Motels, Inns		Unfunded
	Interests	Notes	Rubber	Manufacturing	Leisure	& Gaming	Total	Commitments

Balance as of 7/31/09	$26,003,689	$1,048,000	$611,330	$214,562	$—	$15,250	$27,892,831	$(6,973)
Accrued Discounts/Premiums	3,541	38.00	—	—	—	—	3,579	—
Realized Gain/Loss	(46,070,947)	—	—	—	—	54,880	(46,016,067)	—
Change in Unrealized Appreciation/Depreciation	43,849,920	(1,521,742)	(266,360)	4,328,538	(3,437,497)	(15,250)	42,937,609	6,973
Net Purchases/Sales	3,773,467	2,236,656	—	(4,543,100)	4,287,500	(54,880)	5,699,643	—
Net Transfers In and/or Out of Level 3*	(13,263,963)	—	—	—	—	—	(13,263,963)	—

Balance as of 4/30/10	$14,295,707	$1,762,952	$344,970	$—	$850,003	$—	$17,253,632	$—

Net Change in Unrealized Appreciation/Depreciation from Investments Still Held as of 4/30/10							$30,113,498	$—

*	The value of Net Transfers In and/or Out of Level 3 was measured using the market value as of the beginning of the period for transfers in and the market value as of the end of the period for transfers out.

Item 2. Controls and Procedures.
(a)	As of June 25, 2010, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of June 25, 2010, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant:  Invesco Van Kampen Senior Income Trust

By:	/s/ Colin Meadows Colin Meadows
Principal Executive Officer

Date:	June 29, 2010
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Colin Meadows

Colin Meadows
Principal Executive Officer

Date:	June 29, 2010

By:	/s/ Sheri Morris Sheri Morris
Principal Financial Officer

Date:	June 29, 2010